TEMPLETON GROWTH FUND, INC.

300 S.E. 2nd Street

Fort Lauderdale, FL 33301-1923
Facsimile 954.847.2288
Telephone 954.527.7500

April 5, 2018

VIA EDGAR   TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

               RE:   Templeton Growth Fund, Inc. (Registrant)

Registration Statement on Form N-14

Dear Sir or Madam:

            In connection with the registration by Templeton Growth  Fund, Inc. (the “Registrant”), an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933, as amended (“1933 Act”), we are transmitting herewith the Registrant’s registration statement on Form N-14 (“Registration Statement”). This Registration Statement is being filed to register Class A, Class C and Advisor Class shares of the Registrant, that will be issued to shareholders of the Templeton Global Opportunities Trust in connection with a transfer of substantially all of the assets of the Templeton Global Opportunities Trust to the Registrant, pursuant to a Plan of Reorganization included in the Registration Statement that will be voted on by shareholders of the Templeton Global Opportunities Trust at a meeting of shareholders.

Pursuant to Rule 488 under the 1933 Act, the Registrant hereby proposes that the Registration Statement become effective on May 4, 2018.  The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2.  No filing fee is, therefore, due at this time.

If you have any questions or comments regarding this filing, please telephone Christy DePree at (954) 527-7387, or in my absence, please contact Cory Hippler, Esq. Stradley Ronan at (215) 564-8089.

Very truly yours,

                                                                   TEMPLETON GROWTH FUND, INC.

/s/LORI A. WEBER

Lori A. Weber

Vice President and Secretary